Restatement of Previously Issued Financial Condensed Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative expenses	$ 854,786	$ 817,412	$ 2,796,272	$ 2,190,635
Total operating expenses	892,117	1,236,083	3,467,336	3,209,954
Loss from operations	128,539	(747,753)	(614,188)	(2,553,974)
Loss before income taxes	147,700	(72,854)	(24,921,713)	(769,136)
Net loss	145,601	(77,177)	(24,926,364)	(776,960)
Total comprehensive loss	$ 145,114	$ (77,287)	(24,926,364)	$ (776,687)
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative expenses			2,687,250
Total operating expenses			3,358,314
Loss from operations			(505,166)
Loss before income taxes			(24,812,691)
Net loss			(24,817,342)
Total comprehensive loss			(24,817,342)
Revision of Prior Period, Reclassification, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative expenses			109,022
Total operating expenses			109,022
Loss from operations			(109,022)
Loss before income taxes			(109,022)
Net loss			(109,022)
Total comprehensive loss			$ (109,022)